Loans Receivables, net	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Loans Receivables, net

7. Loans Receivables, net

Financing receivables are comprised of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023

Loans receivable, gross	$51,138	$61,293
Less: Deferred loan fees	(1,273)	(1,772)
Less: Deposits	(867)	(1,056)
Plus: Deferred origination costs	257	360
Less: Allowance for credit losses	(868)	(695)
Loans receivable, net	$48,387	$58,130

Commercial Construction and Development Loans

Construction Loan Portfolio Summary

As of December 31, 2024, we have 61 borrowers, all of whom borrow money for the purpose of building new homes. The loans typically involve funding of the lot and a portion of construction costs, for a total of between 50% and 70% of the completed value of the new home. As the home is built during the course of the loan, the loan balance increases. The loans carry an interest rate of 2.5% above our cost of funds. In addition, we charge a 5% loan fee, and our cost of funds was 11.49% as of December 31, 2024.

Our loans are demand loans and most have a deposit from the builder during construction to help offset the risk of partially built homes, and some have an interest escrow to offset payment of monthly interest risk.

The following is a summary of the loan portfolio to builders for home construction loans as of December 31, 2024 and 2023:

Year	Number of States	Number of Borrowers	Number of Loans	Value of Collateral(1)	Commitment Amount	Gross Amount Outstanding	Loan to Value Ratio(2)		Loan Fee
2024	20	59	177	$99,462	$67,391	$48,004	68	%(3)	5%
2023	20	62	225	$117,169	$75,300	$51,788	64	%(3)	5%

(1)	The value is determined by the appraised value.

(2)	The loan to value ratio is calculated by taking the commitment amount and dividing by the appraised value.

(3)	Represents the weighted average loan to value ratio of the loans.

Real Estate Development Loan Portfolio Summary

The following is a summary of our loan portfolio to builders for land development as of December 31, 2024 and 2023:

Year	Number of States	Number of Borrowers	Number of Loans	Gross Value of Collateral(1)	Commitment Amount	Gross Amount Outstanding	Loan to Value Ratio(2)		Interest Spread(4)
2024	5	6	6	$7,459	$6,262	$3,134	42	%(3)	varies
2023	6	9	11	$23,873	$11,256	$9,505	40	%(3)	varies

(1)	The value is determined by the appraised value.

(2)	The loan to value ratio is calculated by taking the outstanding amount and dividing by the appraised value calculated as described above.

(3)	Represents the weighted average loan to value ratio of the loans.

(4)	The interest spread varies for the state of Pennsylvania and is 7% across other states.

The following is a roll forward of loan receivables, net of both construction and development loans:

	December 31, 2024	December 31, 2023

Beginning balance	$58,130	$56,650
Originations and modifications	40,728	58,216
Principal collections	(48,578)	(57,895)
Transferred from loans receivables, net	(2,306)	-
Change in builder deposit	190	(217)
Change in allowance for credit losses	(173)	1,832
Change in loan fees, net	396	(456)

Ending balance	$48,387	$58,130

Credit Quality Information

Effective January 1, 2023, we adopted ASC 326, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,” which replaced the incurred loss methodology for determining out provision for credit losses and allowance for credit losses with current expected credit loss (“CECL”) model. Upon the adoption of ASC 326 the total amount of the allowance for credit losses (“ACL”) on loans estimated using the CECL methodology increased $178 compared to the total amount of the allowance recorded using the prior incurred loss model.

Based on the Company’s size, complexity and historical data the aggregate method or loss-rate method was selected to estimate expected credit losses. An expected loss ratio is applied based on internal historical losses and originations. The aggregate method relies upon the performance of an entire segment of the loan portfolio to best represent the behavior of these specific segments over time. In addition, a modified open pool approach was used which utilizes our borrowers’ credit rankings for both construction and development loans. Internal risk-rating grades are assigned by the Company’s management based on an analysis of financial and collateral strength and other credit attributes underlying each loan. Loan grades are A, B and C and Unsecured for both construction and development loans where A and C define the highest and lowest scores, respectively. Unsecured loans in our portfolio do not hold underlying collateral.

Each loan pool is adjusted for qualitative factors not inherently considered in the quantitative analysis. The qualitative adjustments either increase or decrease the quantitative model estimation. We consider factors that are relevant within the qualitative framework which include the following: lending policy, changes in nature and volume of loans, staff experience, changes in volume and trends of non-performing loans, trends in underlying collateral values, quality of our loan review system and other economic conditions, including inflation.

Our Company construction loans are collateralized by land and real estate while our Company development loans are collateralized by land. Secured nonaccrual loans individually evaluated are also collateralized by land and real estate.

The following table presents the Company’s gross loans receivable, commitment value and ACL for each respective credit rank loan pool category as of December 31, 2024.

	Loans Receivable Gross	Commitment Value	ACL
Construction Loans Collectively Evaluated:
A Credit Risk	$39,277	$55,872	$215
B Credit Risk	2,817	3,883	38
C Credit Risk	939	1,851	25

Development Loans Collectively Evaluated:
A Credit Risk	$2,485	$5,500	$2
B Credit Risk	160	275	-
C Credit Risk	489	487	18

Unsecured Nonaccrual Loans Individually Evaluated:	$–	$–	$–

Secured Nonaccrual Loans Individually Evaluated:	$4,971	$5,785	$658

ACL Unfunded Commitments:	–	–	(88)

Total	$51,138	$73,653	$868

The following table presents the Company’s gross loans receivable, commitment value and ACL for each respective credit rank loan pool category as of December 31, 2023.

	Loans Receivable Gross	Commitment Value	ACL
Construction Loans Collectively Evaluated:
A Credit Risk	$40,252	$59,075	$211
B Credit Risk	5,718	10,339	32
C Credit Risk	–	–	–

Development Loans Collectively Evaluated:
A Credit Risk	$8,787	$9,793	$5
B Credit Risk	172	511	–
C Credit Risk	452	454	10

Unsecured Nonaccrual Loans Individually Evaluated	$86	$81	$86

Secured Nonaccrual Loans Individually Evaluated:	$5,826	$6,303	$351

ACL Unfunded Commitments	–	–	–

Total	$61,293	$86,556	$695

The following table presents the amortized cost basis of loans on nonaccrual status and loans past due over 89 days still accruing as of December 31, 2024:

	Nonaccrual with No Allowance for Credit Loss	Nonaccrual with Allowance for Credit Loss	Loans Past Due Over 89 Days Still Accruing
Unsecured Nonaccrual Loans Individually Evaluated:	$–	$–	$–

Secured Nonaccrual Loans Individually Evaluated:	$1,427	$3,544	$–

Total	$1,427	$3,544	$–

The following table presents the amortized cost basis of loans on nonaccrual status and loans past due over 89 days still accruing as of December 31, 2023:

	Nonaccrual with No Allowance for Credit Loss	Nonaccrual with Allowance for Credit Loss	Loans Past Due Over 89 Days Still Accruing
Unsecured Nonaccrual Loans Individually Evaluated:	$–	$86	$–

Secured Nonaccrual Loans Individually Evaluated:	$2,495	$3,331	$–

Total	$2,495	$3,417	$–

For loans greater than 12 months in age that are individually evaluated, appraisals are ordered and prepared if the current appraisal is greater than 13 months old and construction is greater than 90% complete. If construction is completed by less than 90% the Company uses the latest appraisal on file. At certain times the Company may choose to use a broker’s opinions of value (“BOV”) as a replacement for an appraisal if deemed more efficient by management. Appraised values are adjusted down for estimated costs associated with asset disposal. Broker’s opinion of selling price, use currently valid sales contracts on the subject property, or representative recent actual closings by the builder on similar properties may be used in place of a BOV.

In addition, our loan portfolio includes performing, forbearance and non-accrual loans. The Company’s policies with respect to placing loans on non-accrual and individually evaluated if they are past due greater than 90 days unless management deems the loan an exception. A fair market value analysis is performed and an allowance for credit loss is established based on the results of the analysis.

The following is an aging of our gross loan portfolio as of December 31, 2024:

	Gross Loan	Current	Past Due	Past Due	Past Due	Past Due
	Value	0 - 59	60 - 89	90 - 179	180 - 269	>270
Performing Loans
A Credit Risk	$41,763	$41,763	$–	$–	$–	$–
B Credit Risk	2,977	2,977	–	–	–	–
C Credit Risk	1,428	1,428	–	–	–	–

Forbearance Loans
Secured Nonaccrual Loans	4,476	–	–	1,057	–	3,419

Nonaccrual Loans
Unsecured Loans	–	–	–	–	–	–
Secured Loans	494	–	–	–	–	494
Total	$51,138	$46,168	$–	$1,057	$–	$3,913

The following is an aging of our gross loan portfolio as of December 31, 2023:

	Gross Loan	Current	Past Due	Past Due	Past Due	Past Due
	Value	0 - 59	60 - 89	90 - 179	180 - 269	>270
Performing Loans
A Credit Risk	$49,039	$49,039	$–	$–	$–	$–
B Credit Risk	5,890	5,890	–	–	–	–
C Credit Risk	452	452	–	–	–	–

Forbearance Loans
Secured Nonaccrual Loans	–	–	–	–	–	–

Nonaccrual Loans
Unsecured Loans	86	–	–	–	–	86
Secured Loans	5,826	–	881	1,497	1,641	1,807
Total	$61,293	$55,381	$881	$1,497	$1,641	$1,893

Below is an aging schedule of loans receivable as of December 31, 2024, on a recency basis:

	No. Loans	Unpaid Balances	%
Current loans (Current accounts and accounts on which more than 50% of an original contract payment was made in the last 59 days)	162	$46,168	90.2%
60-89 days	–	–	–%
90-179 days	5	1,057	2.1%
180-269 days	–	–	–%
>270 days	16	3,913	7.7%

Subtotal	183	$51,138	100.0%

Interest only accounts (Accounts on which interest, deferment, extension and/or default charges were received in the last 60 days)	–	$–	–%

Partial payment accounts (Accounts on which the total received in the last 60 days was less than 50% of the original contractual monthly payment. “Total received” to include interest on simple interest accounts, as well as late charges on deferment charges on pre-computed accounts.)	–	$–	–%

Total	183	$51,138	100.0%

Below is an aging schedule of loans receivable as of December 31, 2023, on a recency basis:

	No. Loans	Unpaid Balances	%
Current loans (Current accounts and accounts on which more than 50% of an original contract payment was made in the last 59 days)	219	$55,381	90.4%
60-89 days	3	881	1.4%
90-179 days	3	1,497	2.4%
180-269 days	4	1,641	2.7%
>270 days	7	1,893	3.1%

Subtotal	236	$61,293	100.0%

Interest only accounts (Accounts on which interest, deferment, extension and/or default charges were received in the last 60 days)	–	$–	–%

Partial payment accounts (Accounts on which the total received in the last 60 days was less than 50% of the original contractual monthly payment. “Total received” to include interest on simple interest accounts, as well as late charges on deferment charges on pre-computed accounts.)	–	$–	–%

Total	236	$61,293	100.0%

Below is an aging schedule of loans receivable as of December 31, 2024, on a contractual basis:

	No. Loans	Unpaid Balances	%
Contractual terms (All current Direct Loans and Sales Finance Contracts with installments past due less than 60 days from due date.)	162	$46,168	90.2%
60-89 days	–	–	–%
90-179 days	5	1,057	2.1%
180-269 days	–	–	–%
>270 days	16	3,913	7.7%

Subtotal	183	$51,138	100.0%

Interest only accounts (Accounts on which interest, deferment, extension and/or default charges were received in the last 60 days)	–	$–	–%

Partial payment accounts (Accounts on which the total received in the last 60 days was less than 50% of the original contractual monthly payment. “Total received” to include interest on simple interest accounts, as well as late charges on deferment charges on pre-computed accounts.)	–	$–	–%

Total	183	$51,138	100.0%

Below is an ageing schedule of loans receivable as of December 31, 2023, on a contractual basis:

	No. Loans	Unpaid Balances	%
Contractual terms (All current Direct Loans and Sales Finance Contracts with installments past due less than 60 days from due date.)	219	$55,381	90.4%
60-89 days	3	881	1.4%
90-179 days	3	1,497	2.4
180-269 days	4	1,641	2.7%
>270 days	7	1,893	3.1%

Subtotal	236	$61,293	100.0%

Interest only accounts (Accounts on which interest, deferment, extension and/or default charges were received in the last 60 days)	–	$–	–%

Partial payment accounts (Accounts on which the total received in the last 60 days was less than 50% of the original contractual monthly payment. “Total received” to include interest on simple interest accounts, as well as late charges on deferment charges on pre-computed accounts.)	–	$–	–%

Total	236	$61,293	100.0%

Allowance for Credit Losses on Loans

The following table provides a roll forward of the allowance for credit losses as of December 31, 2024:

	Performing Loans						Nonaccrual loans
	Construction			Development
	A Credit Risk	B Credit Risk	C Credit Risk	A Credit Risk	B Credit Risk	C Credit Risk	Secured	Unsecured	Total
Allowance for credit losses as of December 31, 2023	$(211)	$(32)	$–	$(5)	$–	$(10)	$(351)	$(86)	$(695)
Reclassification of ACL on unfunded commitments	59	19	–	–	–	–	–	–	78
Charge-offs	–	–	–	–	–	–	454	52	506
Recoveries	–	–	–	–	–	–	–	(6)	(6)
Provision for credit losses funded	2	(15)	(13)	4	–	(8)	(761)	40	(751)
Allowance for credit losses as of December 31, 2024	$(150)	$(28)	$(13)	$(1)	$–	$(18)	$(658)	$–	$(868)

Reserve for unfunded commitments as of December 31, 2023	$–	$–	$–	$–	$–	$–	$–	$–	$–
Reclassification of ACL on unfunded commitments	(59)	(19)	–	–	–	–	–	–	(78)
Provision for credit losses unfunded	(6)	9	(12)	(1)	–	–	–	–	(10)
Reserve for unfunded commitments as of December 31, 2024	$(65)	$(10)	$(12)	$(1)	$–	$–	$–	$–	$(88)

The following table provides a roll forward of the allowance for credit losses as of December 31,2023:

	Performing Loans						Nonaccrual loans
	Construction			Development
	A Credit Risk	B Credit Risk	C Credit Risk	A Credit Risk	B Credit Risk	C Credit Risk	Secured	Unsecured	Total
December 31, 2022	$(174)	$(66)	$(9)	$(37)	$(2)	$(7)	$(247)	$(1,985)	$(2,527)

Impact of the adoption of ASC 326	(33)	(1)	(12)	35	2	(30)	–	(139)	(178)
Charge-offs	–	–	–	–	–	–	132	2,610	2,742
Reduction in ACL for loan participations	5	–	–	–	–	–	–	–	5
Provision for credit losses	(9)	35	21	(3)	–	27	(236)	(572)	(737)

December 31, 2023	$(211)	$(32)	$–	$(5)	$–	$(10)	$(351)	$(86)	$(695)

Allowance for Credit Losses on Unfunded Loan Commitments

Unfunded commitments to extend credit, which have similar collateral, credit and market risk to our outstanding loans, were $22,515 and $25,263 as of December 31, 2024 and December 31, 2023, respectively. The ACL is calculated at an estimated loss rate on the total commitment value for loans in our portfolio. The ACL on unfunded commitments is calculated as the difference between the ACL on commitment value less the estimated loss rate and the total gross loan value for loans in our portfolio. As of December 31, 2024, the ACL for unfunded commitments was $88. In addition, as of December 31, 2024, we had no off-balance sheet transactions, nor do we currently have any such arrangements or obligations.